Annual Total Returns (Bar Chart) - Fundamental Value Trust (Fundamental Value Trust, Series I, Fundamental Value Trust)	12 Months Ended
May 01, 2011
Fundamental Value Trust | Series I, Fundamental Value Trust
Bar Chart Table:
2002	(16.20%)
2003	29.83%
2004	11.80%
2005	8.84%
2006	14.51%
2007	4.04%
2008	(39.32%)
2009	31.78%
2010	13.10%